Document and Entity Information	Feb. 26, 2016
Prospectus:
Document Type	497
Document Period End Date	Feb. 26, 2016
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 26, 2016
Prospectus Date	Sep. 28, 2015
PNC TREASURY MONEY MARKET FUND | CLASS I
Prospectus:
Trading Symbol	PDIXX
PNC TREASURY MONEY MARKET FUND | CLASS A
Prospectus:
Trading Symbol	PRAXX